Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Assets
Other investments, at fair value	$ 661.5	$ 485.7
Total investments	3,722.9	3,237.4
Cash and cash equivalents	446.1	873.0
Restricted cash and cash equivalents	80.2	374.6
Accrued investment income	24.9	28.3
Premiums and other receivables (net of allowance for credit losses of $14.9, 2025: $15.8)	4,038.1	3,322.2
Deferred reinsurance premiums	1,604.7	1,441.5
Reinsurance balances recoverable on paid losses (net of allowance for credit losses of $0.3, 2025: $0.3)	366.0	438.7
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses (net of allowance for credit losses of $0.9, 2025: $0.9)	1,312.4	1,195.6
Deferred policy acquisition costs (includes The Fidelis Partnership deferred commissions of $279.6, 2025: $243.4)	1,329.5	1,085.0
Other assets	170.2	272.7
Total assets	13,415.4	12,443.8
Liabilities
Reserves for losses and loss adjustment expenses	2,930.6	2,607.1
Unearned premiums	5,153.9	4,384.8
Reinsurance balances payable	1,702.7	1,659.6
Long term debt	720.8	843.2
Other liabilities	124.3	91.8
Total liabilities	11,274.2	10,044.2
Commitments and contingencies
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 79,345,285, 2025: 96,651,534)	0.8	1.0
Additional paid-in capital	1,330.4	1,685.6
Accumulated other comprehensive income/(loss)	(41.6)	37.1
Retained earnings	851.6	675.9
Total shareholders' equity	2,141.2	2,399.6
Total liabilities and shareholders' equity	13,415.4	12,443.8
Related Party
Assets
Amounts due from The Fidelis Partnership (net of allowance for credit losses of $nil, 2025: $nil)	320.4	174.8
Liabilities
Amounts due to The Fidelis Partnership	641.9	457.7
Fixed Maturities
Assets
Debt securities available-for-sale excluding accrued interest	2,792.7	2,640.4
Short-term investments
Assets
Debt securities available-for-sale excluding accrued interest	$ 268.7	$ 111.3